Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Calculation of net loss and number of shares used to compute basic and diluted earnings per share

The calculation of net loss and the number of shares used to compute basic and diluted earnings per share for the years ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands, except share data)	2017	2016	2015
Net loss	$(45,117)	$(17,971)	$(14,704)
Preferred stock dividends	(527)	—	—
Net loss, adjusted	(45,644)	(17,971)	(14,704)
Net loss per share – basic and diluted	(6.50)	(3,707)	(5,096)
Weighted average shares outstanding – basic and diluted	7,019,316	4,847	2,887

Shares excluded from the computation of diluted EPS	Shares excluded from the computation of diluted EPS:
	2017	2016	2015
Stock options	127	118	135
Unvested restricted shares	283	55	103
Warrants	7,005,952	20,618	3,225
Total	7,006,362	20,791	3,463